INCOME TAX - Income (loss) before provision for income taxes (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INCOME TAX
Outside China areas	¥ (32,395,145)	$ (4,696,108)	¥ 111,262,428
China	2,531,634	366,994	224,203
Total	¥ (29,863,511)	$ (4,329,114)	¥ 111,486,631